Voya Target In-Retirement Fund Investment Objectives and Goals - Voya Target In-Retirement Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Voya Target In-Retirement Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.